Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 91,146	¥ 7,474,000	¥ 7,550,000
Provision	15,317	1,256,000	2,277,000
Charge-offs	(12,244)	(1,004,000)	(1,855,000)
Other	293	24,000	(498,000)
Balance at end of year	$ 94,512	¥ 7,750,000	¥ 7,474,000